UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09116
                                                     ---------

                             Embarcadero Funds, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                        3 Embarcadero Center, Suite 1120
                             San Francisco, CA 94111
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   Jay Jacobs
                        3 Embarcadero Center, Suite 1120
                             San Francisco, CA 94111
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 415-835-5000
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2008
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                          ANNUAL REPORT
                                      DECEMBER 31, 2008
[GRAPHIC]
                                    All-Cap Growth Fund
                                  Small-Cap Growth Fund
                          Van Wagoner Post-Venture Fund
                            Van Wagoner Technology Fund
                            Alternative Strategies Fund


                               [LOGO, EMBARCADERO FUNDS]

This report is submitted for the general information of shareholders of Embarcadero Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds. The Prospectus gives details about charges, investment objectives, risks and operating policies of the Funds. Read the Prospectus carefully.


Embarcadero Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406

EMBARCADERO FUNDS ANNUAL REPORT

DEAR EMBARCADERO FUNDS SHAREHOLDER:

The year 2008 was full of challenges for all businesses but, in particular, for financial services companies. The upheaval caused by the credit crisis has caused major dislocations in all aspects of global economies. In this environment, all businesses must reevaluate their strategies to determine if they are able to respond to the new challenges created by the economic fallout.

The Embarcadero Funds and the Advisor are responding to this volatile and uncertain market by expanding to address shareholder's pursuit of wealth recovery and retention. If approved by shareholders, new strategies will complement existing strategies by focusing on absolute returns utilizing multiple managers versus relative returns with a single manager. Future returns from our absolute return strategies are also expected to be less volatile compared to our relative return products.

This potential expansion is just the latest change on the strategy front. In 2008, shareholders approved new advisory agreements for the Small-Cap Growth, All-Cap Growth and Alternative Strategies Funds. Shareholders also approved Husic Capital Management as sub-advisor to the Small-Cap Growth and All-Cap Growth Funds, effective October 1, 2008. Finally, shareholders approved the reorganization of the Growth Opportunities Fund into the former Emerging Growth Fund (now the Small-Cap Growth Fund.)

The other two Funds, the Post-Venture and Technology Funds were in the process of liquidation and thus have invested all of their assets in money market funds or instruments. As noted above, the Board of Directors recently approved a "manager of manager" strategy for these Funds. The idea behind the "manager of manager" strategies is to have multiple sub-advisors available to each Fund, increasing the diversification of ideas and potentially decreasing volatility and risk. If new advisory and sub-advisory agreements are approved by shareholders, we will use a combination of mutual funds and assets managed by sub-advisors for each of these Funds, providing these Funds access to active investment management. However, until the time the shareholders approve new advisory arrangements, these Funds will not be able to achieve their investment objectives.

On the cost front, the Board and Advisor continue to seek to reduce the Funds' expenses. Costs dropped by more than $1 million in 2008, in absolute terms, and we continue to take steps to achieve further cost reductions as 2009 progresses.


EMBARCADEROMUTUALFUNDS.COM                                                     1

EMBARCADERO FUNDS ANNUAL REPORT

Our mission is simple: to provide investors with absolute and relative return strategies which are liquid, unlevered, transparent and provide access to best in class managers. More detailed information about the proposed new strategies (if the new advisory and sub-advisory arrangements are approved) will be contained in proxy materials you will receive separately. You should also note that these Funds' names would change. We look forward to the upcoming months and we hope you share our enthusiasm for the new strategies which we believe are well suited to the current market conditions.

Sincerely,


/s/ Garrett R. Van Wagoner
Garrett R. Van Wagoner
President
Van Wagoner Capital Management


/s/ Jay Jacobs
Jay Jacobs
President
Embarcadero Funds


2  1-800-228-2121

EMBARCADERO FUNDS PERFORMANCE

All-Cap Growth Fund - Inception Date 12/31/1995

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/08
      One Year         Five Years         Ten Years
      (56.56)%          (20.88)%            (9.14)%

THE PERFORMANCE FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS REFLECT FEE WAIVERS IN EFFECT AT THE TIME. IN THE ABSENCE OF FEE WAIVERS, TOTAL RETURN WOULD HAVE BEEN REDUCED. THERE WERE NO FEE WAIVERS FOR THE PERIOD JANUARY 1, 2004 TO JUNE 30, 2006 AND SINCE OCTOBER 1, 2008. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.EMBARCADEROMUTUALFUNDS.COM.

This chart assumes an initial hypothetical investment of $10,000 made after the close of business on 12/31/98. Returns shown here and in the table are based on the net change in NAV assuming reinvestment of distributions, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Performance figures reflect fee waivers in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Embarcadero Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

The S&P SmallCap 600 Index is a capitalization-weighted index that measures the performance of selected U.S. stocks with a small market capitalization.

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

Indexes are unmanaged and investors cannot invest in them.

[The following table was represented as a line chart in the printed material.]

 Russell 3000 Growth Index          All-Cap Growth Fund           Russell 2000 Growth Index        S&P Small Cap 600 Index
12/31/98               10,000   12/31/98              10,000    12/31/98              10,000    12/31/98              10,000
12/31/99     32.32%    13,232   12/31/99   207.88%    30,788    12/31/99    43.09%    14,309    12/31/99    12.41%    11,241
12/31/00    -21.14%    10,435   12/31/00   -18.30%    25,154    12/31/00   -22.43%    11,099    12/31/00    11.81%    12,569
12/31/01    -20.08%     8,339   12/31/01   -40.69%    14,919    12/31/01    -9.23%    10,075    12/31/01     6.54%    13,391
12/31/02    -28.69%     5,947   12/31/02   -39.68%     8,999    12/31/02   -30.26%     7,026    12/31/02   -14.63%    11,432
12/31/03     30.97%     7,789   12/31/03    37.47%    12,371    12/31/03    48.54%    10,437    12/31/03    38.78%    15,865
12/31/04      7.29%     8,356   12/31/04   -15.79%    10,418    12/31/04    14.31%    11,930    12/31/04    22.67%    19,461
12/31/05      5.17%     8,788   12/31/05   -12.35%     9,131    12/31/05     4.15%    12,426    12/31/05     7.70%    20,960
12/31/06      9.50%     9,623   12/31/06     6.28%     9,704    12/31/06    13.35%    14,084    12/31/06    15.12%    24,129
12/31/07     11.55%    10,735   12/31/07    -9.02%     8,829    12/31/07     7.05%    15,077    12/31/07    -0.30%    24,056
12/31/08    -38.44%     6,608   12/31/08   -56.56%     3,835    12/31/08   -38.54%     9,266    12/31/08   -31.07%    16,582

The Fund's benchmark, the Russell 2000 Growth Index and S&P SmallCap 600 Index, has changed to the Russell 3000 Growth Index. The old benchmark will not be shown in the future.

EMBARCADERO FUNDS PERFORMANCE

Small-Cap Growth Fund - Inception Date 12/31/1995

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/08
      One Year          Five Years          Ten Years
      (56.84)%           (22.05)%            (15.43)%

THE PERFORMANCE FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS REFLECT FEE WAIVERS IN EFFECT AT THE TIME. IN THE ABSENCE OF FEE WAIVERS, TOTAL RETURN WOULD HAVE BEEN REDUCED. THERE WERE NO FEE WAIVERS FOR THE PERIOD SEPTEMBER 1, 2003 TO JUNE 30, 2006 AND SINCE OCTOBER 1, 2008. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.EMBARCADEROMUTUALFUNDS.COM.

This chart assumes an initial hypothetical investment of $10,000 made after the close of business on 12/31/98. Returns shown here and in the table are based on the net change in NAV assuming reinvestment of distributions, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Performance figures reflect fee waivers in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Embarcadero Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The Nasdaq Composite Index is a broad based capitalization weighted index of all Nasdaq-listed companies.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

Indexes are unmanaged and investors cannot invest in them.

[The following table was represented as a line chart in the printed material.]

              Old Index                           New Index
       NASDAQ Composite Index             Russell 2000 Growth Index             Small-Cap Growth Fund
   12/31/98                 10000      12/31/98                  10000      12/31/98               10000
   12/31/99      86.12%     18612      12/31/99      43.09%      14309      12/31/99    291.15%    39115
   12/31/00     -39.18%     11320      12/31/00     -22.43%      11099      12/31/00    -20.90%    30940
   12/31/01     -20.81%      8964      12/31/01      -9.23%      10075      12/31/01    -59.70%    12469
   12/31/02     -31.23%      6165      12/31/02     -30.26%       7026      12/31/02    -64.56%     4419
   12/31/03      50.77%      9294      12/31/03      48.54%      10437      12/31/03     47.22%     6506
   12/31/04       9.15%     10145      12/31/04      14.31%      11930      12/31/04    -16.04%     5462
   12/31/05       2.12%     10360      12/31/05       4.15%      12426      12/31/05    -22.29%     4245
   12/31/06      10.38%     11435      12/31/06      13.35%      14084      12/31/06     10.84%     4705
   12/31/07      10.65%     12653      12/31/07       7.05%      15077      12/31/07     -7.83%     4336
   12/31/08     -39.98%      7594      12/31/08     -38.54%       9266      12/31/08    -56.84%     1872

The Fund's benchmark, the Nasdaq Composite Index has changed to the Russell 2000 Growth Index. The old benchmark will not be shown in the future.

EMBARCADERO FUNDS PERFORMANCE

Van Wagoner Post-Venture Fund - Inception Date 12/31/1996

TOTAL RETURN for the periods ended 12/31/08
      One Year          Five Years        Ten Years
      (2.16)%             (1.68)%          (13.26)%

THE PERFORMANCE FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS REFLECT FEE WAIVERS AND EXPENSE CAPS IN EFFECT AT THE TIME. IN THE ABSENCE OF FEE WAIVERS OR EXPENSE CAPS, TOTAL RETURN WOULD HAVE BEEN REDUCED. AS OF JANUARY 1, 2004, FEE WAIVERS WERE ELIMINATED AND AS OF JANUARY 1, 2009, EXPENSE CAPS WERE REMOVED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL US AT 1-800-228-2121.

This chart assumes an initial hypothetical investment of $10,000 made after the close of business on 12/31/98. Returns shown here and in the table are based on the net change in NAV assuming reinvestment of distributions, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Performance figures reflect fee waivers in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Embarcadero Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

THE FUND CHANGED ITS BASIS OF ACCOUNTING UNDER GENERALLY ACCEPTED ACCOUNTING PRINCIPLES FROM A GOING CONCERN BASIS TO A LIQUIDATION BASIS AS OF MARCH 1, 2003. EVEN THOUGH THE FUND HAS REOPENED TO INVESTORS AS OF APRIL 2008, THE FUND WAS SOLELY INVESTED IN A SHORT TERM MONEY MARKET ACCOUNT AS OF 12/31/2008.

The Nasdaq Composite Index is a broad based capitalization weighted index of all Nasdaq-listed companies.

Indexes are unmanaged and investors cannot invest in them.

[The following table was represented as a line chart in the printed material.]

          Post-Venture Fund                  Nasdaq Composite Index
    12/31/98                 10000       12/31/98                 10000
    12/31/99    237.22%      33722       12/31/99     86.12%      18612
    12/31/00    -30.31%      23501       12/31/00    -39.18%      11320
    12/31/01    -62.14%       8897       12/31/01    -20.80%       8965
    12/31/02    -67.33%       2907       12/31/02    -31.23%       6165
    12/31/03     -9.76%       2623       12/31/03     50.77%       9296
    12/31/04     -2.36%       2561       12/31/04      9.15%      10146
    12/31/05    -12.11%       2251       12/31/05      2.12%      10361
    12/31/06      7.09%       2411       12/31/06     10.39%      11438
    12/31/07      2.21%       2464       12/31/07     10.65%      12656
    12/31/08     -2.16%       2411       12/31/08    -39.98%       7596

EMBARCADERO FUNDS PERFORMANCE

Van Wagoner Technology Fund - Inception Date 12/31/1997

TOTAL RETURN for the periods ended 12/31/08
      One Year          Five Years             Ten Years
      (2.02)%             (2.93)%               (13.20)%

THE PERFORMANCE FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS REFLECT FEE WAIVERS AND EXPENSE CAPS IN EFFECT AT THE TIME. IN THE ABSENCE OF FEE WAIVERS OR EXPENSE CAPS, TOTAL RETURN WOULD HAVE BEEN REDUCED. AS OF JANUARY 1, 2004, FEE WAIVERS WERE ELIMINATED AND AS OF JANUARY 1, 2009, EXPENSE CAPS WERE REMOVED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL US AT 1-800-228-2121.

This chart assumes an initial hypothetical investment of $10,000 made after the close of business on 12/31/98. Returns shown here and in the table are based on the net change in NAV assuming reinvestment of distributions, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Performance figures reflect fee waivers in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Embarcadero Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

THE FUND CHANGED ITS BASIS OF ACCOUNTING UNDER GENERALLY ACCEPTED ACCOUNTING PRINCIPLES FROM A GOING CONCERN BASIS TO A LIQUIDATION BASIS AS OF MARCH 1, 2003. EVEN THOUGH THE FUND HAS REOPENED TO INVESTORS AS OF APRIL 2008, THE FUND WAS SOLELY INVESTED IN A SHORT TERM MONEY MARKET ACCOUNT AS OF 12/31/2008.

The Morgan Stanley High-Technology 35 Index is an equal dollar-weighted index of 35 stocks from 9 technology subsectors: computer services, design software, server software, PC software and new media, networking and telecommunications equipment, server hardware, PC hardware and peripherals, specialized systems and semiconductors.

The S&P 500 Composite Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalization and represents approximately 75% of the U.S. equities market.

Indexes are unmanaged and investors cannot invest in them.

 S&P 500 Composite Stock Index       Morgan Stanley High Technology 35 Index               Technology Fund
12/31/98                  10000          12/31/98                   10000          12/31/98                 10000
12/31/99      21.05%      12105          12/31/99      111.16%      21116          12/31/99     223.75%     32375
12/31/00      -9.10%      11003          12/31/00      -27.32%      15347          12/31/00     -28.13%     23268
12/31/01     -11.88%       9696          12/31/01      -23.92%      11677          12/31/01     -61.93%      8858
12/31/02     -22.10%       7553          12/31/02      -43.11%       6643          12/31/02     -65.82%      3028
12/31/03      28.69%       9720          12/31/03       65.97%      11025          12/31/03      -6.94%      2818
12/31/04      10.87%      10777          12/31/04        7.06%      11803          12/31/04      -2.78%      2740
12/31/05       4.92%      11307          12/31/05        3.37%      12201          12/31/05      -9.72%      2473
12/31/06      15.78%      13091          12/31/06        9.40%      13349          12/31/06       4.27%      2579
12/31/07       5.49%      13810          12/31/07       10.24%      14715          12/31/07      -3.88%      2479
12/31/08     -36.99%       8702          12/31/08      -44.74%       8131          12/31/08      -2.02%      2429

EMBARCADERO FUNDS PERFORMANCE

Alternative Strategies Fund - Inception Date 12/31/1995

TOTAL RETURN for the periods ended 12/31/08
      One Year          Five Years           Ten Years
       (1.86)%            (4.13)%             (13.80)%

THE PERFORMANCE FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS REFLECT FEE WAIVERS AND EXPENSE CAPS IN EFFECT AT THE TIME. IN THE ABSENCE OF FEE WAIVERS OR EXPENSE CAPS, TOTAL RETURN WOULD HAVE BEEN REDUCED. AS OF JANUARY 1, 2004, FEE WAIVERS WERE ELIMINATED AND AS OF JANUARY 1, 2009, EXPENSE CAPS WERE REMOVED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL US AT 1-800-228-2121.

This chart assumes an initial hypothetical investment of $10,000 made after the close of business on 12/31/98. Returns shown here and in the table are based on the net change in NAV assuming reinvestment of distributions, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Performance figures reflect fee waivers in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Embarcadero Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

THE FUND CHANGED ITS BASIS OF ACCOUNTING UNDER GENERALLY ACCEPTED ACCOUNTING PRINCIPLES FROM A GOING CONCERN BASIS TO A LIQUIDATION BASIS AS OF MARCH 1, 2003. EVEN THOUGH THE FUND HAS REOPENED TO INVESTORS AS OF APRIL 2008, THE FUND WAS SOLELY INVESTED IN A SHORT TERM MONEY MARKET ACCOUNT AS OF 12/31/2008.

The S&P MidCap 400 Index is an index of mid-capitalization U.S. stocks that measures the performance of the mid-size company segment of the U.S. market. Indexes are unmanaged and investors cannot invest in them.

The S&P 500 is a value weighted index of the prices of 500 large cap common stocks actively traded in the United States. The stocks included in the S&P 500 are those of large publicly held companies that trade on either of the two largest American stock markets, the New York Stock Exchange and NASDAQ.

The Barclays Intermediate Government/Credit Bond Fund Index seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market and the total United States Treasury market.

Indexes are unmanaged and investors cannot invest in them.

EMBARCADERO FUNDS PERFORMANCE

                                                                                                  Barclay Intermediate
Alternative Strategies Fund           S&P MIDCAP 400          S&P 500 Composite Stock Index    US Government Credit Index
12/31/98             10000     12/31/98              10000     12/31/98              10000     12/31/98             10000
12/31/99   126.88%   22688     12/31/99    14.70%    11470     12/31/99   21.05%     12105     12/31/99     0.39%   10039
12/31/00   -23.28%   17406     12/31/00    17.51%    13478     12/31/00   -9.10%     11003     12/31/00    10.12%   11055
12/31/01   -66.37%    5854     12/31/01    -0.59%    13399     12/31/01  -11.88%      9696     12/31/01     8.96%   12045
12/31/02   -49.85%    2936     12/31/02   -14.51%    11455     12/31/02  -22.10%      7553     12/31/02     9.84%   13231
12/31/03    -4.68%    2798     12/31/03    35.53%    15525     12/31/03   28.69%      9720     12/31/03     4.31%   13801
12/31/04    -2.45%    2730     12/31/04    16.48%    18083     12/31/04   10.87%     10777     12/31/04     3.04%   14221
12/31/05    -9.43%    2472     12/31/05    12.55%    20352     12/31/05    4.92%     11307     12/31/05     1.58%   14445
12/31/06     3.12%    2549     12/31/06    10.31%    22451     12/31/06   15.78%     13091     12/31/06     4.08%   15035
12/31/07    -9.43%    2309     12/31/07     7.97%    24240     12/31/07    5.49%     13810     12/31/07     7.39%   16146
12/31/08    -1.86%    2266     12/31/08   -36.23%    15458     12/31/08  -36.99%      8702     12/31/08     5.08%   16966

The Fund's benchmark, the S&P MidCap 400 Index, has changed to the S&P 500 and the Barclays Intermediate Government/ Credit Bond Fund Index. The old benchmark will not be shown in the future.

EMBARCADERO FUNDS PORTFOLIO HOLDINGS SUMMARY

SECTOR WEIGHTINGS (UNAUDITED)

As of December 31, 2008, the Embarcadero Funds' portfolios were invested in the following sectors:

ALL-CAP GROWTH FUND

COMMON STOCKS
  Financials .................................   22.04%
  Consumer Discretionary .....................   20.89
  Industrials ................................   19.21
  Energy .....................................   11.67
  Materials ..................................    5.99
  Health Care ................................    3.09
  Utilities ..................................    2.94
  Information Technology .....................    0.92
SHORT-TERM INVESTMENTS .......................   13.25
                                                ------
TOTAL ........................................  100.00%
                                                ======

SMALL-CAP GROWTH FUND

COMMON STOCKS
  Consumer Discretionary .....................   24.76%
  Industrials ................................   21.50
  Materials ..................................   18.85
  Financials .................................   13.15
  Energy .....................................    9.86
  Information Technology .....................    6.01
  Health Care ................................    3.56
SHORT-TERM INVESTMENTS .......................    2.31
                                                ------
TOTAL ........................................  100.00%
                                                ======

VAN WAGONER POST-VENTURE FUND

SHORT-TERM INVESTMENTS .......................  100.00%
                                                ------
TOTAL ........................................  100.00%
                                                ======

VAN WAGONER TECHNOLOGY FUND

SHORT-TERM INVESTMENTS .......................  100.00%
                                                ------
TOTAL ........................................  100.00%
                                                ======

ALTERNATIVE STRATEGIES FUND

SHORT-TERM INVESTMENTS .......................  100.00%
                                                ------
TOTAL ........................................  100.00%
                                                ======

All figures are as a percentage of total investments as of December 31, 2008. Holdings are subject to change.

EMBARCADERO FUNDS EXPENSE EXAMPLE (UNAUDITED)

We believe it is important for shareholders to have a clear understanding of Fund expenses and the impact they can have on investment return. The following example is presented to illustrate a shareholder's cost of owning the Embarcadero Funds.

EXAMPLE

As a shareholder of the Embarcadero Funds, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. The Funds currently do not charge any transaction costs, such as sales charges (loads) on purchase payments, reinvested dividends, or other distributions; or exchange fees. A redemption fee of 2.00% on shares redeemed within 90 days of purchase was implemented on January 1, 2009. This example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

ACTUAL EXPENSES

The table below provides information for each Fund about actual account values and actual expenses. You may use the information in either table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period in each Fund.

                                  BEGINNING          ENDING          EXPENSE PAID       EXPENSE RATIO
                                ACCOUNT VALUE     ACCOUNT VALUE     DURING PERIOD*      DURING PERIOD
                                    7/1/08          12/31/08       7/1/08-12/31/08     7/1/08-12/31/08
                                -------------     -------------    ---------------     ---------------
All-Cap Growth Fund               $1,000.00          $593.50            $38.41              9.59%
Small-Cap Growth Fund             $1,000.00          $582.80            $43.49             10.93%
Post-Venture Fund                 $1,000.00          $985.50            $19.91              3.99%
Technology Fund                   $1,000.00          $984.20            $19.90              3.99%
Alternative Strategies Fund       $1,000.00          $985.10            $19.91              3.99%

----------
* Expenses are equal to each Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information for each Fund about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in each of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only in each of the Funds. Therefore, this table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                  BEGINNING         ENDING          EXPENSE PAID      EXPENSE RATIO
                                ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*     DURING PERIOD
                                    7/1/08         12/31/08       7/1/08-12/31/08    7/1/08-12/31/08
                                -------------    -------------    ---------------    --------------
All-Cap Growth Fund               $1,000.00        $  976.92           $47.66              9.59%
Small-Cap Growth Fund             $1,000.00        $  970.19           $54.13             10.93%
Post-Venture Fund                 $1,000.00        $1,005.08           $20.11              3.99%
Technology Fund                   $1,000.00        $1,005.08           $20.11              3.99%
Alternative Strategies Fund       $1,000.00        $1,005.08           $20.11              3.99%

----------
* Expenses are equal to each Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

EMBARCADERO FUNDS SCHEDULE OF INVESTMENTS

ALL-CAP GROWTH FUND DECEMBER 31, 2008

Number                                                                   Market
of Shares                                                                 Value
-------------------------------------------------------------------------------
COMMON STOCKS 85.18%
            CONSUMER DISCRETIONARY 20.50%
      574   Autozone, Inc.*                                         $    80,056
    5,617   Central European Media Enterprises Ltd. Class A*            122,001
    7,135   Meritage Homes Corp.*                                        86,833
    4,731   Pinnacle Entertainment, Inc.*                                36,334
    4,706   Pulte Homes, Inc.*                                           51,437
    2,209   Target Corp.                                                 76,277
    5,314   Toll Brothers, Inc.*                                        113,879
                                                                    -----------
                                                                        566,817
                                                                    -----------
            ENERGY 11.45%
    2,809   Contango Oil & Gas Co.*                                     158,147
    3,647   Sunoco, Inc.                                                158,499
                                                                    -----------
                                                                        316,646
                                                                    -----------
            FINANCIALS 21.64%
    6,224   Bank of America Corp.                                        87,634
    5,010   Citigroup, Inc.                                              33,617
    1,898   Goldman Sachs Group, Inc. (The)                             160,172
    4,251   JPMorgan Chase & Co.                                        134,034
    1,130   MetLife, Inc.                                                39,392
    4,327   Morgan Stanley                                               69,405
    2,505   Wells Fargo & Co.                                            73,847
                                                                    -----------
                                                                        598,101
                                                                    -----------
            HEALTH CARE 3.04%
    2,353   AmerisourceBergen Corp.                                      83,908
                                                                    -----------
            INDUSTRIALS 18.87%
    1,100   Burlington Northern Santa Fe Corp.                           83,281
    1,859   CSX Corp.                                                    60,362
    8,122   Delta Airlines, Inc.*                                        93,078
      987   Fluor Corp.                                                  44,287
    2,125   Foster Wheeler Ltd.*                                         49,683
    1,063   Granite Construction, Inc.                                   46,698
    9,261   McDermott International, Inc.*                               91,499
    1,290   URS Corp.*                                                   52,593
                                                                    -----------
                                                                        521,481
                                                                    -----------
            INFORMATION TECHNOLOGY 0.91%
    7,169   Phoenix Technologies, Ltd.*                                  25,091
                                                                    -----------
            MATERIALS 5.88%
   18,294   International Coal Group, Inc.*                              42,076
    2,884   Koppers Holdings, Inc.                                       62,352
    8,046   National Coal Corp.*                                         10,218
    1,290   United States Steel Corp.                                    47,988
                                                                    -----------
                                                                        162,634
                                                                    -----------
            UTILITIES 2.89%
    1,746   Kinder Morgan Energy Partners LP                             79,879
                                                                    -----------
            TOTAL COMMON STOCKS
            (Cost $2,636,360)                                         2,354,557
                                                                    -----------


12                                            SEE NOTES TO FINANCIAL STATEMENTS.

EMBARCADERO FUNDS SCHEDULE OF INVESTMENTS

ALL-CAP GROWTH FUND (CONT'D) DECEMBER 31, 2008

                                                                         Market
                                                                          Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 13.00%
            PNC Bank Money Market Account, 0.50%                    $   359,460
                                                                    -----------
            TOTAL SHORT-TERM INVESTMENT
            (Cost $359,460)                                             359,460
                                                                    -----------
            TOTAL INVESTMENTS 98.18%
            (Cost $2,995,820)                                         2,714,017
                                                                    -----------
            OTHER ASSETS LESS
            LIABILITIES 1.82%                                            50,210
                                                                    -----------
            NET ASSETS 100.00%                                      $ 2,764,227
                                                                    ===========

----------
*   Non-income producing.
ADR American Depository Receipt


                                          SEE NOTES TO FINANCIAL STATEMENTS.  13

EMBARCADERO FUNDS SCHEDULE OF INVESTMENTS

SMALL-CAP GROWTH FUND DECEMBER 31, 2008

Number                                                                   Market
of Shares                                                                 Value
-------------------------------------------------------------------------------
COMMON STOCKS 97.53%
            CONSUMER DISCRETIONARY 24.72%
   28,867   ArvinMeritor, Inc.                                      $    82,271
   21,134   Centex Corp.*                                               224,866
   11,848   Central European Media Enterprises Ltd. Class A*            257,339
   12,595   DineEquity, Inc.*                                           145,598
   19,169   KB Home                                                     261,082
   63,176   Melco Crown Entertainment Ltd. ADR*                         200,268
   27,809   Meritage Homes Corp.*                                       338,435
   28,389   Penske Auto Group, Inc.                                     218,027
   37,256   Pinnacle Entertainment, Inc.*                               286,126
   17,079   Pulte Homes, Inc.*                                          186,673
  154,665   Standard Pacific Corp.*                                     275,304
                                                                    -----------
                                                                      2,475,989
                                                                    -----------
            ENERGY 9.85%
   13,967   Contango Oil & Gas Co.*                                     786,342
   31,991   Patriot Coal Corp.*                                         199,944
                                                                    -----------
                                                                        986,286
                                                                    -----------
            FINANCIALS 13.13%
   10,328   Bank of the Ozarks, Inc.                                    306,122
   24,661   Nara Bancorp, Inc.                                          242,418
   21,689   Ocwen Financial Corp.*                                      199,105
   15,467   TCF Financial Corp.                                         211,279
   51,841   UCBH Holdings, Inc.                                         356,666
                                                                    -----------
                                                                      1,315,590
                                                                    -----------
            HEALTH CARE 3.55%
  103,706   MannKind Corp.*                                             355,712
                                                                    -----------
            INDUSTRIALS 21.46%
   28,993   Colfax Corp.*                                               301,237
    4,056   Granite Construction, Inc.                                  178,180
   36,802   Hill International, Inc.*                                   259,086
   24,098   Mueller Water Products, Inc. Class A                        202,423
    8,993   Perini Corp.*                                               210,256
   10,227   Sterling Construction Co., Inc.*                            189,609
   84,159   Transact Technologies, Inc.*                                386,290
   17,935   UAL Corp.*                                                  197,644
   29,145   U.S. Airways Group, Inc.*                                   225,291
                                                                    -----------
                                                                      2,150,016
                                                                    -----------
            INFORMATION TECHNOLOGY 6.00%
    5,315   Bankrate, Inc.*                                             201,970
  188,067   LivePerson, Inc.*                                           342,282
   16,135   Phoenix Technologies Ltd., Inc.*                             56,472
                                                                    -----------
                                                                        600,724
                                                                    -----------
            MATERIALS 18.82%
   77,962   International Coal Group, Inc.*                             179,313
   13,804   James River Coal Co.*                                       211,615
   11,537   Koppers Holdings, Inc.                                      249,430
   70,078   National Coal Corp.*                                         88,999
   22,494   Olympic Steel, Inc.                                         458,203
   11,386   Reliance Steel & Aluminum Co.                               227,037
    2,998   Terra Nitrogen Co. LP                                       284,090
    5,393   Texas Industries, Inc.                                      186,059
                                                                    -----------
                                                                      1,884,746
                                                                    -----------
            TOTAL COMMON STOCKS
            (Cost $11,293,298)                                        9,769,063
                                                                    -----------


14                                            SEE NOTES TO FINANCIAL STATEMENTS.

EMBARCADERO FUNDS SCHEDULE OF INVESTMENTS

SMALL-CAP GROWTH FUND (CONT'D) DECEMBER 31, 2008

                                                                         Market
                                                                          Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 2.30%
            PNC Bank Money
            Market Account, 0.50%                                   $   230,628
                                                                    -----------
            TOTAL SHORT-TERM INVESTMENT
            (Cost $230,628)                                             230,628
                                                                    -----------
            TOTAL INVESTMENTS 99.83%
            (Cost $11,523,926)                                        9,999,691
                                                                    -----------
            OTHER ASSETS LESS LIABILITIES 0.17%                          16,504
                                                                    -----------
NET ASSETS 100.00%                                                  $10,016,195
                                                                    ===========

----------
*   Non-income producing.
ADR American Depository Receipt


                                          SEE NOTES TO FINANCIAL STATEMENTS.  15

EMBARCADERO FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER POST-VENTURE FUND DECEMBER 31, 2008

                                                                         Market
                                                                          Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 96.32%
            PNC Bank Money Market Account, 0.50%                    $ 1,358,686
                                                                    -----------
            TOTAL SHORT-TERM INVESTMENT
            (Cost $1,358,686)                                         1,358,686
                                                                    -----------
            TOTAL INVESTMENTS 96.32%
            (Cost $1,358,686)                                         1,358,686
                                                                    -----------
            ASSETS IN EXCESS OF OTHER LIABILITIES 3.68%                  51,912
                                                                    -----------
NET ASSETS 100.00%                                                  $ 1,410,598
                                                                    ===========


16                                            SEE NOTES TO FINANCIAL STATEMENTS.

EMBARCADERO FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER TECHNOLOGY FUND DECEMBER 31, 2008

                                                                         Market
                                                                          Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 100.27%
            PNC Bank Money Market Account, 0.50%                    $ 1,208,521
                                                                    -----------
            TOTAL SHORT-TERM INVESTMENT
            (Cost $1,208,521)                                         1,208,521
                                                                    -----------
            TOTAL INVESTMENTS 100.27%
            (Cost $1,208,521)                                         1,208,521
                                                                    -----------
            LIABILITIES IN EXCESS OF OTHER ASSETS (0.27)%                (3,285)
                                                                    -----------
NET ASSETS 100.00%                                                  $ 1,205,236
                                                                    ===========


                                          SEE NOTES TO FINANCIAL STATEMENTS.  17

EMBARCADERO FUNDS SCHEDULE OF INVESTMENTS

ALTERNATIVE STRATEGIES FUND DECEMBER 31, 2008

                                                                         Market
                                                                          Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 100.39%
            PNC Bank Money Market Account, 0.50%                    $   654,385
                                                                    -----------
            TOTAL SHORT-TERM INVESTMENT
            (Cost $654,385)                                             654,385
                                                                    -----------
            TOTAL INVESTMENTS 100.39%
            (Cost $654,385)                                             654,385
                                                                    -----------
            LIABILITIES IN EXCESS OF OTHER ASSETS (0.39)%                (2,517)
                                                                    -----------
NET ASSETS 100.00%                                                  $   651,868
                                                                    ===========


18                                            SEE NOTES TO FINANCIAL STATEMENTS.

EMBARCADERO FUNDS STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008
                                              ALL-CAP        SMALL-CAP      VAN WAGONER     VAN WAGONER    ALTERNATIVE
                                              GROWTH          GROWTH       POST-VENTURE      TECHNOLOGY     STRATEGIES
                                               FUND            FUND            FUND             FUND           FUND
ASSETS:
Investments, at value
  (cost $2,995,820, $11,523,926,
  $1,358,686, $1,208,521 and
  $654,385, respectively)                  $  2,714,017    $  9,999,691    $  1,358,686    $  1,208,521    $    654,385
Receivable from advisor                              --              --          22,853          12,206          12,014
Receivable for investments sold                 205,701         550,743              --              --              --
Receivable for fund shares sold                      --              68          52,404              --              --
Interest receivable                                  32              60             194             173              93
Dividends receivable                              2,018           7,431              --              --              --
Prepaid expenses and other assets                77,120         254,745          11,548          10,609           6,526
                                           ------------    ------------    ------------    ------------    ------------
Total Assets                                  2,998,888      10,812,738       1,445,685       1,231,509         673,018
                                           ------------    ------------    ------------    ------------    ------------
LIABILITIES:
Payable for investments purchased               151,985         577,966              --              --              --
Payable for fund shares redeemed                  4,337          27,905           8,153              --              --
Accrued fund accounting and
  administration fees                             7,502           7,004           3,750           3,750           3,750
Accrued legal fees                               21,897          50,514           5,197           4,579           2,455
Accrued audit fees                               17,000          18,500           7,500           7,500           7,500
Accrued transfer agent fees                      12,909          59,447           5,963           6,182           4,182
Accrued investment advisory fees                  2,781          10,304              --              --             553
Accrued printing fees                             5,259          15,322           2,234           1,882             754
Accrued expenses and other liabilities           10,991          29,581           2,290           2,380           1,956
                                           ------------    ------------    ------------    ------------    ------------
Total Liabilities                               234,661         796,543          35,087          26,273          21,150
                                           ------------    ------------    ------------    ------------    ------------
NET ASSETS                                 $  2,764,227    $ 10,016,195    $  1,410,598    $  1,205,236    $    651,868
                                           ============    ============    ============    ============    ============
NET ASSETS CONSIST OF:
Capital stock                              $ 56,238,455    $539,251,006    $440,778,130    $370,866,049    $190,295,057
Undistributed net investment income               1,839           8,394              --              --              --
Accumulated net realized loss
  on investments                            (53,194,263)   (527,718,969)   (439,367,532)   (369,660,813)   (189,643,189)
Net unrealized appreciation
  (depreciation) on investments                (281,804)     (1,524,236)             --              --              --
                                           ------------    ------------    ------------    ------------    ------------
Net Assets                                 $  2,764,227    $ 10,016,195    $  1,410,598    $  1,205,236    $    651,868
                                           ============    ============    ============    ============    ============
CAPITAL STOCK, $0.0001 PAR VALUE
Authorized                                  100,000,000     100,000,000     100,000,000     100,000,000     100,000,000
Issued and outstanding                          724,683       5,476,531         518,744         275,672         246,502

NET ASSET VALUE, REDEMPTION
PRICE AND OFFERING PRICE
PER SHARE (NET ASSETS/
SHARES OUTSTANDING)                        $       3.81    $       1.83    $       2.72    $       4.37    $       2.64
                                           ============    ============    ============    ============    ============


                                          SEE NOTES TO FINANCIAL STATEMENTS.  19

EMBARCADERO FUNDS STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2008

                                             ALL-CAP        SMALL-CAP      VAN WAGONER    VAN WAGONER     ALTERNATIVE
                                             GROWTH          GROWTH       POST-VENTURE     TECHNOLOGY      STRATEGIES
                                              FUND            FUND            FUND            FUND            FUND
INVESTMENT INCOME:
Interest                                         3,912           5,208          20,852          18,484           9,780
Dividends                                       17,150          54,930              --              --              --
                                          ------------    ------------    ------------    ------------    ------------
Total Investment Income                         21,062          60,138          20,852          18,484           9,780
                                          ------------    ------------    ------------    ------------    ------------
EXPENSES:
Investment advisory fees                       109,813         289,600              --              --             635
Insurance expense                               80,274         235,468          16,464          14,829           8,726
Organization expense                                --         125,920              --              --              --
Transfer agent fees and expenses                47,498         152,081          42,248          44,061          25,256
Directors' and officer's fees, salary
  and expenses                                  51,515         120,624          11,346           8,558           4,926
Legal fees                                      82,243         199,079          19,317          16,858           9,062
Fund accounting and administration fees         90,001          90,001          45,000          45,000          45,000
Distribution fees                               16,033          36,993           2,279           2,011           1,078
Printing and postage expenses                   36,008          90,084          28,790          23,644           9,065
Audit fees                                      17,000           5,782           7,500           7,500           7,500
Custody fees                                    12,574          14,672           5,153           5,160           5,177
State registration fees                         27,180          34,411              --              --              --
Miscellaneous expenses                          30,993          56,149           8,436           8,048           7,070
                                          ------------    ------------    ------------    ------------    ------------
Total expenses                                 601,132       1,450,864         186,533         175,669         123,495
                                          ------------    ------------    ------------    ------------    ------------
Advisory fee waiver                            (44,374)       (134,470)             --              --              --
Expenses reimbursed/waiver                          --              --        (122,586)       (118,859)        (92,962)
Expenses paid indirectly by brokers            (48,509)        (91,493)             --              --              --
                                          ------------    ------------    ------------    ------------    ------------
Net Expenses                                   508,249       1,224,901          63,947          56,810          30,533
                                          ------------    ------------    ------------    ------------    ------------
NET INVESTMENT LOSS                           (487,187)     (1,164,763)        (43,095)        (38,326)        (20,753)
                                          ------------    ------------    ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments     (3,560,440)     (7,078,233)         12,049          12,203           8,868
Change in net unrealized appreciation
  or depreciation on investments            (1,272,891)     (4,430,042)             --              --              --
                                          ------------    ------------    ------------    ------------    ------------
                                            (4,833,331)    (11,508,275)         12,049          12,203           8,868
                                          ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS                           $ (5,320,518)   $(12,673,038)   $    (31,046)   $    (26,123)   $    (11,885)
                                          ============    ============    ============    ============    ============


20                                            SEE NOTES TO FINANCIAL STATEMENTS.

EMBARCADERO FUNDS STATEMENT OF CHANGES IN NET ASSETS

                                                       ALL-CAP GROWTH FUND            SMALL-CAP GROWTH FUND
                                                   Year Ended      Year Ended      Year Ended      Year Ended
                                                  December 31,    December 31,    December 31,    December 31,
                                                      2008            2007            2008            2007
OPERATIONS:
Net investment loss                               $   (487,187)   $   (539,546)   $ (1,164,763)   $ (1,331,883)
Net realized gain (loss) on investments             (3,560,440)        (51,987)     (7,078,233)        369,992
Change in net unrealized appreciation
  or depreciation on investments                    (1,272,891)       (156,775)     (4,430,042)       (896,541)
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting
  from operations                                   (5,320,518)       (748,308)    (12,673,038)     (1,858,432)
                                                  ------------    ------------    ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                         4,647,214         190,468       7,631,016       1,835,457
Redemption of shares                                (4,320,765)     (3,795,371)     (7,153,131)    (13,215,552)
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions        326,449      (3,604,903)        477,885     (11,380,095)
                                                  ------------    ------------    ------------    ------------
TOTAL DECREASE IN NET ASSETS                        (4,994,069)     (4,353,211)    (12,195,153)    (13,238,527)
                                                  ------------    ------------    ------------    ------------
NET ASSETS:
Beginning of period                                  7,758,296      12,111,507      22,211,348      35,449,875
                                                  ------------    ------------    ------------    ------------
End of period                                     $  2,764,227    $  7,758,296    $ 10,016,195    $ 22,211,348
                                                  ============    ============    ============    ============
Undistributed net investment income               $      1,839    $         --    $      8,394    $         --

TRANSACTIONS IN SHARES:
Shares sold                                            664,246          19,782         910,354         414,230
Shares received from Growth
  Opportunities Fund Reorganization                         --              --       1,816,363              --
Shares redeemed                                       (823,817)       (391,278)     (2,491,130)     (2,877,277)
                                                  ------------    ------------    ------------    ------------
Net increase (decrease)                               (159,571)       (371,496)        235,587      (2,463,047)
                                                  ============    ============    ============    ============


                                          SEE NOTES TO FINANCIAL STATEMENTS.  21

                                                 VAN WAGONER POST-VENTURE FUND    VAN WAGONER TECHNOLOGY FUND
                                                   Year Ended      Year Ended      Year Ended      Year Ended
                                                  December 31,    December 31,    December 31,    December 31,
                                                      2008            2007            2008            2007
OPERATIONS:
Net investment loss                               $    (43,095)   $   (148,323)   $    (38,326)   $   (150,425)
Net realized gain (loss) on investments                 12,049         166,530          12,203          77,826
Change in net unrealized appreciation
  or depreciation on investments                            --              --              --              --
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting
  from operations                                      (31,046)         18,207         (26,123)        (72,599)
                                                  ------------    ------------    ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                           300,986              --         212,900              --
Redemption of shares                                  (546,160)       (461,984)       (479,085)       (388,602)
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions       (245,174)       (461,984)       (266,185)       (388,602)
                                                  ------------    ------------    ------------    ------------
TOTAL DECREASE IN NET ASSETS                          (276,220)       (443,777)       (292,308)       (461,201)
                                                  ------------    ------------    ------------    ------------
NET ASSETS:
Beginning of period                                  1,686,818       2,130,595       1,497,544       1,958,745
                                                  ------------    ------------    ------------    ------------
End of period                                     $  1,410,598    $  1,686,818    $  1,205,236    $  1,497,544
                                                  ============    ============    ============    ============
Accumulated net investment income                 $         --    $         --    $         --    $         --

TRANSACTIONS IN SHARES:
Shares sold                                            109,377              --          48,059              --
Shares redeemed                                       (198,362)       (174,298)       (108,281)        (86,242)
                                                  ------------    ------------    ------------    ------------
Net increase (decrease)                                (88,985)       (174,298)        (60,222)        (86,242)
                                                  ============    ============    ============    ============


22                                            SEE NOTES TO FINANCIAL STATEMENTS.

                                           ALTERNATIVE STRATEGIES FUND
                                           Year Ended      Year Ended
                                          December 31,    December 31,
                                              2008            2007
OPERATIONS:
Net investment loss                       $    (20,753)   $   (119,337)
Net realized gain on investments                 8,868          25,559
Change in net unrealized appreciation
  or depreciation on investments                    --              --
                                          ------------    ------------
Net decrease in net assets resulting
  from operations                              (11,885)        (93,778)
                                          ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                   127,737              --
Redemption of shares                          (265,540)       (229,918)
                                          ------------    ------------
Net decrease from share transactions          (137,803)       (229,918)
                                          ------------    ------------
TOTAL DECREASE IN NET ASSETS                  (149,688)       (323,696)
                                          ------------    ------------
NET ASSETS:
Beginning of period                            801,556       1,125,252
                                          ------------    ------------
End of period                             $    651,868    $    801,556
                                          ============    ============
Accumulated net investment income         $         --    $         --

TRANSACTIONS IN SHARES:
Shares sold                                     47,663              --
Shares redeemed                                (98,950)        (81,663)
                                          ------------    ------------
Net decrease                                   (51,287)        (81,663)
                                          ============    ============


                                          SEE NOTES TO FINANCIAL STATEMENTS.  23

EMBARCADERO FUNDS FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout the Period

                                                                                  ALL-CAP GROWTH FUND
                                                       Year Ended       Year Ended     Year Ended     Year Ended     Year Ended
                                                      December 31,     December 31,   December 31,   December 31,   December 31,
                                                          2008             2007           2006           2005           2004
                                                      -----------      -----------    -----------    -----------    -----------
Net Asset Value, Beginning of Period                  $      8.77      $      9.64    $      9.07    $     10.36    $     12.29
                                                      -----------      -----------    -----------    -----------    -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                         (0.47)(2)        (0.61)         (0.39)         (0.36)         (0.27)
Net realized and unrealized gains (losses)
 on investments                                             (4.49)           (0.26)          0.96          (0.93)         (1.66)
                                                      -----------      -----------    -----------    -----------    -----------
Total from investment operations                            (4.96)           (0.87)          0.57          (1.29)         (1.93)
                                                      -----------      -----------    -----------    -----------    -----------
Net Asset Value, End of Period                        $      3.81      $      8.77    $      9.64    $      9.07    $     10.36
                                                      ===========      ===========    ===========    ===========    ===========
Total Return                                               (56.56)%          (9.03)%         6.29%        (12.37)%       (15.79)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)                      $     2,764      $     7,758    $    12,112    $    15,784    $    28,286
Ratio of expenses to average net assets:
  Net of waivers and reimbursements and
    expenses paid indirectly by brokers(1)                   7.92%            5.38%          3.81%          3.32%          2.16%
  Net of waivers and reimbursements and before fees
    and expenses paid indirectly by brokers(1)               8.68%            5.90%          4.95%          4.46%          3.05%
  Before waivers and reimbursements and
    expenses paid indirectly by brokers                      9.37%            6.78%          5.31%          4.46%          3.05%
Ratio of net investment loss to average net assets:
  Net of waivers and reimbursements and
    expenses paid indirectly by brokers(1)                  (7.60)%          (5.33)%        (3.30)%        (3.12)%        (2.09)%
  Before waivers and reimbursements and
    expenses paid indirectly by brokers                     (9.04)%          (6.73)%        (4.81)%        (4.26)%        (2.98)%
Portfolio turnover rate                                       683%             249%           817%           440%           225%

----------
(1) For the years ended December 31, 2005 and December 31, 2004, no expenses were waived or reimbursed.
(2) Calculated based on the average number of shares outstanding during the period.


24                                            SEE NOTES TO FINANCIAL STATEMENTS.

EMBARCADERO FUNDS FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout the Period

                                                                                  SMALL-CAP GROWTH FUND
                                                       Year Ended       Year Ended     Year Ended     Year Ended     Year Ended
                                                      December 31,     December 31,   December 31,   December 31,   December 31,
                                                          2008             2007           2006           2005           2004
Net Asset Value, Beginning of Period                  $      4.24      $      4.60    $      4.15    $      5.35    $      6.36
                                                      -----------      -----------    -----------    -----------    -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                         (0.23)(2)        (0.25)         (0.18)         (0.18)         (0.12)
Net realized and unrealized gains (losses)
  on investments                                            (2.18)           (0.11)          0.63          (1.02)         (0.89)
                                                      -----------      -----------    -----------    -----------    -----------
Total from investment operations                            (2.41)           (0.36)          0.45          (1.20)         (1.01)
                                                      -----------      -----------    -----------    -----------    -----------
Net Asset Value, End of Period                        $      1.83      $      4.24    $      4.60    $      4.15    $      5.35
                                                      ===========      ===========    ===========    ===========    ===========
Total Return                                               (56.84)%          (7.83)%        10.84%        (22.29)%       (16.04)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)                      $    10,016      $    22,211    $    35,450    $    40,038    $    85,100
Ratio of expenses to average net assets:
  Net of waivers and reimbursements and
    expenses paid indirectly by brokers(1)                   8.27%            4.76%          3.70%          3.53%          2.06%
  Net of waivers and reimbursements and before fees
    and expenses paid indirectly by brokers(1)               8.89%            5.03%          4.44%          4.21%          2.84%
  Before waivers and reimbursements and
    expenses paid indirectly by brokers                      9.80%            5.88%          4.81%          4.21%          2.84%
Ratio of net investment loss to average net assets:
  Net of waivers and reimbursements and
    expenses paid indirectly by brokers(1)                  (7.86)%          (4.70)%        (3.46)%        (3.28)%        (1.96)%
  Before waivers and reimbursements and
    expenses paid indirectly by brokers                     (9.39)%          (5.82)%        (4.57)%        (3.96)%        (2.74)%
Portfolio turnover rate                                       560%             245%           778%           468%           223%

----------
(1) For the years ended December 31, 2005 and December 31, 2004, no expenses were waived or reimbursed.
(2) Calculated based on the average number of shares outstanding during the period.


                                          SEE NOTES TO FINANCIAL STATEMENTS.  25

EMBARCADERO FUNDS FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout the Period

                                                                              VAN WAGONER POST-VENTURE FUND
                                                       Year Ended       Year Ended     Year Ended     Year Ended     Year Ended
                                                      December 31,     December 31,   December 31,   December 31,   December 31,
                                                          2008             2007           2006           2005           2004
Net Asset Value, Beginning of Period                  $      2.78      $      2.72    $      2.54    $      2.89    $      2.96
                                                      -----------      -----------    -----------    -----------    -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                         (0.08)(2)        (0.24)         (0.18)         (0.20)         (0.19)
Net realized and unrealized gains (losses)
  on investments                                             0.02             0.30           0.36          (0.15)          0.12
                                                      -----------      -----------    -----------    -----------    -----------
Total from investment operations                            (0.06)            0.06           0.18          (0.35)         (0.07)
                                                      -----------      -----------    -----------    -----------    -----------
Net Asset Value, End of Period                        $      2.72      $      2.78    $      2.72    $      2.54    $      2.89
                                                      ===========      ===========    ===========    ===========    ===========
Total Return                                                (2.16)%           2.21%          7.09%        (12.11)%        (2.37)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)                      $     1,411      $     1,687    $     2,131    $     2,757    $     4,517
Ratio of expenses to average net assets:
  Net of waivers and reimbursements(1)                       4.21%           12.47%         10.44%          8.70%          5.65%
  Before waivers and reimbursements                         12.28%           12.47%         10.44%          8.70%          5.65%
Ratio of net investment loss to average net assets:
  Net of waivers and reimbursements(1)                      (2.84)%          (8.09)%        (6.12)%        (6.33)%        (5.06)%
  Before waivers and reimbursements                        (10.90)%          (8.09)%        (6.12)%        (6.33)%        (5.06)%
Portfolio turnover rate                                         0%               0%             0%             0%             0%

----------
(1) For the years ended December 31, 2007, 2006, 2005 and 2004, no expenses were waived or reimbursed.
(2) Calculated based on the average number of shares outstanding during the period.


26                                            SEE NOTES TO FINANCIAL STATEMENTS.

EMBARCADERO FUNDS FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout the Period

                                                                             VAN WAGONER TECHNOLOGY FUND
                                                      Year Ended       Year Ended     Year Ended     Year Ended     Year Ended
                                                     December 31,     December 31,   December 31,   December 31,   December 31,
                                                         2008             2007           2006           2005           2004
Net Asset Value, Beginning of Period                 $      4.46      $      4.64    $      4.45    $      4.93    $      5.07
                                                     -----------      -----------    -----------    -----------    -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                        (0.13)(2)        (0.45)         (0.34)         (0.36)         (0.35)
Net realized and unrealized gains (losses)
  on investments                                            0.04             0.27           0.53          (0.12)          0.21
                                                     -----------      -----------    -----------    -----------    -----------
Total from investment operations                           (0.09)           (0.18)          0.19          (0.48)         (0.14)
                                                     -----------      -----------    -----------    -----------    -----------
Net Asset Value, End of Period                       $      4.37      $      4.46    $      4.64    $      4.45    $      4.93
                                                     ===========      ===========    ===========    ===========    ===========
Total Return                                               (2.02)%          (3.88)%         4.27%         (9.74)%        (2.76)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)                     $     1,205      $     1,498    $     1,959    $     2,585    $     4,099
Ratio of expenses to average net assets:
  Net of waivers and reimbursements(1)                      4.24%           13.28%         10.86%          9.03%          5.93%
  Before waivers and reimbursements                        13.11%           13.28%         10.86%          9.03%          5.93%
Ratio of net investment loss to average net assets:
  Net of waivers and reimbursements(1)                     (2.86)%          (8.89)%        (6.54)%        (6.64)%        (5.34)%
  Before waivers and reimbursements                       (11.73)%          (8.89)%        (6.54)%        (6.64)%        (5.34)%
Portfolio turnover rate                                        0%               0%             0%             0%             0%

----------
(1) For the years ended December 31, 2007, 2006, 2005 and 2004, no expenses were waived or reimbursed.
(2) Calculated based on the average number of shares outstanding during the period.


                                          SEE NOTES TO FINANCIAL STATEMENTS.  27

EMBARCADERO FUNDS FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout the Period

                                                                             ALTERNATIVE STRATEGIES FUND
                                                      Year Ended       Year Ended     Year Ended     Year Ended     Year Ended
                                                     December 31,     December 31,   December 31,   December 31,   December 31,
                                                         2008             2007           2006           2005           2004
Net Asset Value, Beginning of Period                 $      2.69      $      2.97    $      2.88    $      3.19    $      3.26
                                                     -----------      -----------    -----------    -----------    -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                        (0.08)(2)        (0.40)         (0.31)         (0.23)         (0.20)
Net realized and unrealized gains (losses)
  on investments                                            0.03             0.12           0.40          (0.08)          0.13
                                                     -----------      -----------    -----------    -----------    -----------
Total from investment operations                           (0.05)           (0.28)          0.09          (0.31)         (0.07)
                                                     -----------      -----------    -----------    -----------    -----------
Net Asset Value, End of Period                       $      2.64      $      2.69    $      2.97    $      2.88    $      3.19
                                                     ===========      ===========    ===========    ===========    ===========
Total Return                                               (1.86)%          (9.43)%         3.13%         (9.43)%        (2.45)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)                     $       652      $       802    $     1,125    $     1,838    $     2,973
Ratio of expenses to average net assets:
  Net of waivers and reimbursements(1)                      4.25%           17.02%         12.41%          8.76%          5.76%
  Before waivers and reimbursements                        17.18%           17.02%         12.41%          8.76%          5.76%
Ratio of net investment loss to average net assets:
  Net of waivers and reimbursements(1)                     (2.89)%         (12.59)%        (8.11)%        (6.34)%        (5.13)%
  Before waivers and reimbursements                       (15.82)%         (12.59)%        (8.11)%        (6.34)%        (5.13)%
Portfolio turnover rate                                        0%               0%             0%             0%             0%

----------
(1) For the years ended December 31, 2007, 2006, 2005 and 2004, no expenses were waived or reimbursed.
(2) Calculated based on the average number of shares outstanding during the period.


28                                            SEE NOTES TO FINANCIAL STATEMENTS.

EMBARCADERO FUNDS NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Embarcadero Funds, Inc. (the "Company") (formerly known as the Van Wagoner Funds, Inc.) was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The All-Cap Growth Fund (formerly known as the Small-Cap Growth Fund), the Small-Cap Growth Fund (formerly known as the Emerging Growth Fund), the Alternative Strategies Fund (formerly known as the Mid-Cap Growth Fund), the Post-Venture Fund, and the Technology Fund (collectively the "Funds") are separate diversified investment portfolios of Embarcadero Funds, Inc. The Alternative Strategies Fund, Post-Venture Fund, and Technology Fund were reopened to new investment in April 2008 (although, as of December 31, 2008, the Alternative Strategies Fund, Post-Venture Fund and Technology Fund remained primarily invested in high quality short-term money market funds or instruments). On September 26, 2008, the Growth Opportunities Fund, formerly a series of the Company, was reorganized into the Small-Cap Growth Fund.

In fall 2008, shareholders of the All-Cap Growth Fund, Small-Cap Growth Fund and Alternative Strategies Fund approved new advisory arrangements for their Funds, and these Fund's investment programs changed shortly after such approval. Thus, Van Wagoner Capital Management, Inc. (the "Adviser") serves as investment adviser to each of these three Funds. Husic Capital Management serves as subadviser for the All-Cap Growth Fund and the Small-Cap Growth Fund. The Alternative Strategies Fund does not have a subadviser.

The All-Cap Growth Fund invests primarily in common stocks. The subadviser uses an unleveraged U.S. equity long-only strategy that utilizes a time-tested approach to building portfolios (typically 30-50 holdings). The Fund invests in companies of all sizes.

The Small-Cap Growth Fund invests primarily in common stocks of growth companies that, at the time of purchase, have market capitalizations between the smallest and largest companies in the Russell 2000 Growth Index. The Fund may continue to hold securities of companies whose market capitalizations fall outside this range as a result of market action after a security's purchase. The Fund invests in securities of companies that have the potential for above average long-term growth.

The Alternative Strategies Fund seeks to preserve and grow capital by producing long-term capital appreciation with reduced volatility and low correlation to traditional equity and bond markets. The Fund is a "fund of funds" and will invest in multiple mutual funds and strategies that have one or more of the following characteristics: strong absolute and relative performance, reasonable risk-adjusted returns and consistent management styles.

The Post-Venture Fund was, until recently, in the process of liquidation and thus has invested all of its assets in money market funds or instruments. It will not be able to achieve its investment objective to the extent it invests in money market funds or instruments, since these securities earn interest but do not appreciate in value.

The Technology Fund was, until recently, in the process of liquidation and thus has invested all of its assets in money market funds or instruments. It will not be able to achieve its investment objective to the extent it invests in money market funds or instruments, since these securities earn interest but do not appreciate in value.

New advisory arrangements for the Post-Venture and Technology Funds were proposed in the fall of 2008, but sufficient votes to pass the proposals were not obtained. Accordingly, the Board of Directors has considered other actions to take for these Funds and anticipates submitting proposals for shareholders to consider new advisory arrangements for these Funds at special shareholder meetings to be held in 2009.

2. FUND REORGANIZATION:

The Board of Directors and shareholders of the below Embarcadero Funds approved reorganizations, as indicated below. The reorganization was a tax-free event and took place on September 26, 2008.

EMBARCADERO FUNDS NOTES TO FINANCIAL STATEMENTS

TARGET FUND                    ACQUIRING FUND
----------------------------------------------------
Growth Opportunities Fund      Small Cap Growth Fund

Under the Agreement and Plan of Reorganization, shares of the Growth Opportunities Fund were exchanged for Small Cap Growth Fund shares at a conversion rate of 1.96706.

The net assets before and after the reorganization and shares issued and redeemed in the reorganization were as follows:

[SEE CHART BELOW]

                                 NET ASSETS              NET ASSETS
                               COMBINED AFTER             PRIOR TO                              FUND'S
                               REORGANIZATION          REORGANIZATION        PORTFOLIO'S        SHARES
                            AS OF SEPT. 26, 2008    AS OF SEPT. 26, 2008    SHARES ISSUED      REDEEMED
-------------------------------------------------------------------------------------------------------
Growth Opportunities Fund                  0            $ 4,943,686                   0         923,390
Small Cap Growth Fund            $17,272,610            $12,328,924           1,816,363               0

The Growth Opportunities Fund transferred 1,693,853 of Capital Loss carryovers of which $253,473 is permanently written off to paid in capital per Internal Revenue Code Section 382 Limitations, leaving $1,440,380 of available capital loss carryover as a result of the merger.

3. RECENT ACCOUNTING PRONOUNCEMENTS

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("FAS 157"): In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

[SEE CHART BELOW]

                                 ALL-CAP        SMALL-CAP                                    ALTERNATIVE
                                  GROWTH         GROWTH      POST-VENTURE     TECHNOLOGY      STRATEGIES
                                   FUND           FUND           FUND            FUND            FUND
--------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices         $2,714,017     $9,999,691     $1,358,686      $1,208,521      $  654,385
Level 2 - Other Significant
  Observable Inputs                     --             --             --              --              --
Level 3 - Significant
  Unobservable Inputs                   --             --             --              --              --
                                ----------     ----------     ----------      ----------      ----------
Total Market Value of
  Investments                   $2,714,017     $9,999,691     $1,358,686      $1,208,521      $  654,385
                                ==========     ==========     ==========      ==========      ==========

EMBARCADERO FUNDS NOTES TO FINANCIAL STATEMENTS

4. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). Such policies are consistently followed by the Funds in preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" ("SFAS No. 161"). SFAS No. 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. In September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4, "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161" (the "FSP") was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities," to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of SFAS No. 161, whereby disclosures are required for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is continuing to evaluate the impact, if any, that adoption of SFAS No. 161 may have on the financial statements.

(A) INVESTMENT VALUATION - Securities held by the Funds are valued based on their current market value. Equity securities (including securities sold short) are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. Securities for which there were no transactions are valued at the closing bid prices. Securities sold short for which there were no transactions are valued at the closing ask prices. Options written or purchased by the Funds are valued at the last sales price if such sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. The Funds value debt securities maturing within 60 days at amortized cost. If market prices are not readily available for particular securities, including private equity securities, the Funds price these securities at their fair value.

      The Board of Directors has adopted a fair value pricing policy for procedures to follow if market prices are not readily available for particular securities. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Company calculates net asset value, the Adviser (or independent directors in the case of private equity securities) will determine the security's fair value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

EMBARCADERO FUNDS NOTES TO FINANCIAL STATEMENTS

(B) EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective average daily net assets.

(C) OPTION CONTRACTS - The Funds may purchase put options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statements of Assets and Liabilities as an asset. When option contracts expire or are closed, realized gains or losses on the options contracts are recognized on the options contracts without regard to any unrealized gains or losses on the underlying securities.

      The Funds may also write (sell) covered call options to hedge portfolio investments. When a Fund sells an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, a Fund may become obligated during the term of the option to deliver the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain or loss, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received increases the proceeds of the sale of the security, and the Fund realizes a gain or loss from the sale of the underlying security.

(D) DISTRIBUTIONS TO SHAREHOLDERS AND RECLASSIFICATION OF CAPITAL ACCOUNTS - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

      No distributions were made in the fiscal years ended December 31, 2008, 2007 and 2006 for all Funds. The Funds may periodically make reclassifications among certain capital accounts as a result of the timing and characterization of certain income and capital gains or losses determined in accordance with federal income tax regulations, which may differ from GAAP, and of expirations of capital loss carryforwards.

      As of 12/31/08, the following reclassifications were recorded:

                                           INCREASE/
                           INCREASE/      (DECREASE)         INCREASE/
                          (DECREASE)     ACCUMULATED        (DECREASE)
                          ACCUMULATED    NET REALIZED        PAID-IN-
FUND                      NET INCOME        GAINS            CAPITAL
------------------------------------------------------------------------
All-Cap Growth            $  489,026     $     31,903     $    (520,929)
Small-Cap Growth           1,173,156       (1,440,237)          267,081
Post-Venture                  43,095      102,498,676      (102,541,771)
Technology                    38,326       47,742,663       (47,780,989)
Alternative Strategies        20,753       24,306,727       (24,327,480)

(E) BROKERAGE SERVICE AND OTHER ARRANGEMENTS -Through 10/1/08, the Adviser placed security trades with designated brokers who agreed to pay certain custody, transfer agency or other operating expenses through the use of Brokerage Service Arrangements on behalf of the All-Cap Growth and Small-Cap Growth Funds.

      The amount of expenses paid through Brokerage Service Arrangements for the year ended December 31, 2008 was $48,509 and $91,493 in the All-Cap Growth and Small-Cap Growth Funds, respectively.

(F) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to continue to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders, which will be sufficient to relieve it from all or substantially all federal income taxes.

EMBARCADERO FUNDS NOTES TO FINANCIAL STATEMENTS

      On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the funds' tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. On June 29, 2007, the Funds implemented the provision of FIN 48.

      Management has reviewed the Fund's tax positions for all open tax years (tax years ending December 31, 2005-2008) and has concluded that no provision for income tax is required on the Fund's financial statements.

(G) OTHER - Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

5. TAX COMPONENTS OF CAPITAL

The Funds intend to retain capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. For federal income tax purposes, the Funds had capital loss carryforwards at December 31, 2008 as follows:

[SEE CHART BELOW]

               ALL-CAP      SMALL-CAP                               ALTERNATIVE
DATE OF        GROWTH         GROWTH    POST-VENTURE   TECHNOLOGY    STRATEGIES
EXPIRATION      FUND           FUND         FUND          FUND          FUND
--------------------------------------------------------------------------------
2009                  --   236,991,733   208,568,549   188,389,347   119,593,823
2010          24,086,621   174,822,268   167,738,630   132,184,745    56,452,576
2011          19,406,798    73,869,977    49,142,144    37,716,740     7,417,678
2012           5,158,565    23,584,187     9,057,950     7,074,062     3,856,091
2013             679,356     9,299,078     4,860,259     4,295,919     2,323,021
2014                  --            --            --            --            --
2015             116,183        47,596            --            --            --
2016           3,170,109     7,409,575            --            --            --
            ------------  ------------  ------------  ------------  ------------
Total       $ 52,617,632  $526,024,414  $439,367,532  $369,660,813  $189,643,189
            ============  ============  ============  ============  ============

In 2008, capital losses of $253,473, $102,510,725, $47,754,866, and $24,315,595
expired for the Small-Cap Growth Fund, Post-Venture Fund, Technology Fund, and Alternative Strategies Fund respectively. In addition, for Small-Cap Growth Fund $1,379,286 of capital losses acquired in the merger with Growth Opportunities Fund are subject to annual limitations of $229,881.

The cost of securities on a federal tax cost basis at December 31, 2008, for the All-Cap Growth, Small-Cap Growth, Post-Venture, Technology, and Alternative Strategies Funds, was $3,127,312, $11,652,600, $1,358,686, $1,208,521, and
$654,385 respectively.

At December 31, 2008, gross unrealized appreciation and depreciation on investments on a federal income tax basis were as follows:

EMBARCADERO FUNDS NOTES TO FINANCIAL STATEMENTS

                                                             NET UNREALIZED
                             UNREALIZED       UNREALIZED      DEPRECIATION
FUND                        APPRECIATION    (DEPRECIATION)   ON INVESTMENTS
---------------------------------------------------------------------------
All-Cap Growth               $   150,448     $  (561,905)     $  (411,457)
Small-Cap Growth                 490,743      (2,135,259)      (1,644,516)
Post-Venture                          --              --               --
Technology                            --              --               --
Alternative Strategies                --              --               --

The book basis and tax basis of net unrealized appreciation (depreciation) on investments differs primarily as a result of the tax deferral of losses on wash.

At December 31, 2008, the components of accumulated earnings/deficit on a tax basis were as follows:

[SEE CHART BELOW]

                         NET UNREALIZED    ACCUMULATED       DEFERRED           TOTAL
                          DEPRECIATION     CAPITAL AND     POST-OCTOBER      ACCUMULATED
FUND                     ON INVESTMENTS    OTHER LOSSES       LOSSES       EARNINGS/DEFICIT
-------------------------------------------------------------------------------------------
All-Cap Growth            $  (411,457)    $ (52,617,632)   $  (445,139)     $ (53,474,228)
Small-Cap Growth          $(1,644,516)    $(526,024,414)   $(1,565,881)     $(529,234,811)
Post-Venture              $        --     $(439,367,532)   $        --      $(439,367,532)
Technology                $        --     $(369,660,813)   $        --      $(369,660,813)
Alternative Strategies    $        --     $(189,643,189)   $        --      $(189,643,189)

6. INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS

Van Wagoner Capital Management, Inc. (the Adviser) serves as investment adviser for the All-Cap Growth Fund, Small-Cap Growth Fund and Alternative Strategies Fund. For the All-Cap Growth Fund and Small-Cap Growth Fund, the Adviser is responsible for overseeing these Funds' subadviser, Husic Capital Management, recommending the selection of subadvisers to the Board of Directors, evaluating the performance of the subadviser, monitoring changes at the subadviser's organization, overseeing the operational aspects of the Funds and coordinating with the subadviser with respect to diversification and other compliance responsibilities. The subadviser is responsible for implementing these Funds' strategies, selecting individual securities and selecting brokers and dealers to execute transactions for these Funds. The Adviser supervises and manages the Alternative Strategies Fund, overseeing administration and making day-to-day investment decisions for this Fund, subject to policies set by the Board of Directors. Under the terms of an Investment Advisory Agreement approved by shareholders in September 2008, the All-Cap Growth Fund pays the Adviser an annual management fee of 1.15% of average daily net assets and the Small-Cap Growth Fund pays the Adviser an annual management fee of 1.25% of average daily net assets. Out of these fees, the Adviser is responsible for paying the subadviser. Under the terms of an Investment Advisory Agreement approved by shareholders in October 2008, the Alternative Strategies Fund pays the Adviser an annual management fee of 0.50% of average daily net assets. At the end of 2008, the Alternative Strategies Fund was invested primarily in high quality short-term money market funds or instruments.

EMBARCADERO FUNDS NOTES TO FINANCIAL STATEMENTS

For the All-Cap Growth Fund and the Small-Cap Growth Fund, from September 1, 2003 through September 30, 2008, under the terms of the previous agreement for these Funds, the Adviser was compensated at a basic fee of 1.25% of average daily net assets for the performance period for each of the Funds. The basic fee could be adjusted upward or downward (by up to 0.25% of the Fund's average daily net assets for the performance period), depending on whether and to what extent the investment performance of the Fund, for the relevant performance period, exceeded or was exceeded by, the performance of the benchmark over the same period. The benchmark for the All-Cap Growth Fund and the Small-Cap Growth Fund (prior to the Funds' names and investment programs changing) was the Lipper Small-Cap Growth Funds Index. The Lipper Small-Cap Growth Funds Index is an equal dollar weighted index consisting of the largest mutual funds within the small-cap growth fund classification, as defined by Lipper, Inc. Under the previous agreement for these Funds, each 0.10% of difference of each Fund's performance compared to the performance of its benchmark would be multiplied by a performance adjustment of 0.025%, up to a maximum adjustment of 0.25% (as an annual rate). The performance period consisted of the prior 36 calendar months, and was also referred to as a rolling 36-month period. Until each Fund operated for 36 months under that agreement, it made performance adjustments to the basic fee after the Fund operated for 12 months under that agreement, and used a rolling 12-month performance period. After each Fund operated for 24 months under that agreement, it switched to a rolling 24-month performance period. The performance fee adjustment for the period ended September 30, 2008 reduced the management fee on an annual basis by 0.25%. This resulted in the advisory fee decreasing $24,950 and $63,124 for the All-Cap Growth and Small-Cap Growth Funds, respectively.

The Adviser terminated its investment advisory agreements with the Post-Venture Fund and Technology Fund effective April 30, 2003. The Officers and Board of Directors currently oversee these Fund's investments primarily in high quality short-term money market funds or instruments without compensation.

From July 1, 2006 through October 1, 2008, the Adviser agreed to voluntarily waive investment advisory fees exceeding 1.00% of current average daily net assets for the All-Cap Growth and Small-Cap Growth Funds. This voluntary waiver was removed upon effectiveness of the new advisory agreements for these Funds.

The Funds do not compensate their officers who are officers of the Adviser. For the year ended December 31, 2008, the Funds made no payments to their directors and officers except for directors' fees paid to or accrued for independent directors and the compensation paid to or accrued for the Funds' Treasurer, Secretary and Chief Compliance Officer.

PNC Global Investment Servicing (U.S.) Inc. ("PNCGIS"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., provides the Funds with administrative services pursuant to an administration agreement. The services include the day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws.

7. SERVICE AND DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets. However, for the Post-Venture and Technology Funds, the only payments permitted under the Plans for these Funds are to brokers or dealers who provide services to investors in these Funds pursuant to contracts entered into prior to March 2003.

EMBARCADERO FUNDS NOTES TO FINANCIAL STATEMENTS

8. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended December 31, 2008, were as follows:

FUND                     PURCHASES       SALES
-------------------------------------------------
All-Cap Growth          $39,760,962   $39,994,953
Small-Cap Growth         77,510,716    83,044,473
Alternative Strategies           --            --
Post-Venture                     --            --
Technology                       --            --

9. CONTINGENCIES

(A) LEGAL MATTERS - In 2001, the Company and the Adviser were named as defendants in an antitrust class action lawsuit alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings. The lawsuit was dismissed in November 2003. The dismissal was appealed and in September 2005 the appeals court issued a decision, vacating and remanding the trial court's decision for further proceedings. In March 2006, the appeals court issued an order staying the proceedings pending determination of defendants' petition to the United States Supreme Court for a writ of certiorari. That petition was filed in March 2006 and was granted in December 2006. A motion to dismiss was granted in 2007. In response, an amended appeal was filed. Currently, an amended motion to dismiss is pending.

(B) INDEMNIFICATION ARRANGEMENTS - In the normal course of business, the Funds enter into contracts that provide for general indemnifications to the counterparties to those contracts. The Company has not made any payments related to such arrangements for the year ended December 31, 2008. The Funds' maximum exposure under these arrangements is dependent upon claims that may be made against the Funds in the future and, therefore, cannot be estimated. The Company believes that the outcome of these arrangements will not have a material adverse effect on the results of operations or net asset values of the Funds.

10. SUBSEQUENT EVENT

On February 4th, 2009, the Securities and Exchange Commission approved a distribution plan related to the settled administrative and cease and desist proceeding against a party for violations of Federal Securities law in connection with late trading and deceptive market timing practices in the trading of mutual funds. All of the Funds are expected to receive compensation. The amount of the compensation is unknown at this time but the payouts are estimated to be received within 90 days of the approval date.

EMBARCADERO FUNDS REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
The Embarcadero Funds, Inc. (Formerly The Van Wagoner Funds, Inc.) San Francisco, California

We have audited the accompanying statements of assets and liabilities of the Embarcadero All-Cap Growth Fund (Formerly Van Wagoner Small-Cap Growth Fund), Embarcadero Small-Cap Growth (Formerly Van Wagoner Emerging Growth), Van Wagoner Post-Venture Fund, Van Wagoner Technology Fund, and Embarcadero Alternative Strategies Fund (Formerly Van Wagoner Mid-Cap Growth Fund) each a series of the Embarcadero Funds, Inc., including the schedules of investments as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period then ended December 31, 2005 have been audited by other auditors, whose report dated February 10, 2006 expressed unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the Embarcadero All-Cap Growth Fund (Formerly Van Wagoner Small-Cap Growth Fund), Embarcadero Small-Cap Growth (Formerly Van Wagoner Emerging Growth), Van Wagoner Post-Venture Fund, Van Wagoner Technology Fund, and Embarcadero Alternative Strategies Fund (Formerly Van Wagoner Mid-Cap Growth Fund), as of December 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 24, 2009

EMBARCADERO FUNDS SHAREHOLDER MEETING RESULTS

Special Meetings of Shareholders were held on September 26, 2008 (as adjourned to October 23, 2008) for purposes of considering whether to:

      o Approve a Plan of Reorganization for the Growth Opportunities Fund ("Reorganization" in the chart below).

      o Approve new investment advisory agreements for each of the Small-Cap Growth Fund (now called All-Cap Growth Fund), Emerging Growth Fund (now called Small-Cap Growth Fund), Post-Venture Fund, Technology Fund and Mid-Cap Growth Fund (now called Alternative Strategies
            Fund) with Van Wagoner Capital Management, Inc. ("VWCM") ("Advisory Agreement" in the chart below).

      o Approve new investment subadvisory agreements for each of the Small-Cap Growth Fund (now called All-Cap Growth Fund), Emerging Growth Fund (now called Small-Cap Growth Fund), Post-Venture Fund and Technology Fund with Husic Capital Management ("Husic") ("Subadvisory Agreement" in the chart below).

      o Approve, subject to the provision of relief by the Securities and Exchange Commission, a "manager of managers" structure for the Funds ("Manager of Managers" in the chart below ).

      o Approve three new members of the Board of Directors ("Mary Avella", "Brian Dombkowski" and "Jay Jacobs" in the chart below ).

      o Approve an amendment to the Articles of Incorporation changing the voting requirement for significant corporate events ("Amendment" in the chart below).

      o Approve a change of the classification of the Small-Cap Growth Fund (now called All-Cap Growth Fund), Emerging Growth Fund (now called Small-Cap Growth Fund), Post-Venture Fund and Technology Fund from diversified to non-diversified ("Classification" in the chart below).

      o Approve the elimination of the fundamental investment policy on industry concentration for the Small-Cap Growth Fund (now called All-Cap Growth Fund), Emerging Growth Fund (now called Small-Cap Growth Fund), Post-Venture Fund and Technology Fund ("Investment Policy" in the chart below).

A quorum of each Fund was represented at the Special Meeting of Shareholders and the voting results are set forth below.

FUND NAME                     PROPOSAL                OUTSTANDING   TOTAL VOTED   PERCENT      FOR     AGAINST     ABSTAIN
--------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES FUND:                               942,395      740,990      78.63%
                              Reorganization                                                 683,681    36,854      23,826
                              Manager of Managers                                            669,865    51,939      22,730
Board of Directors:
                              Mary Avella                                                    740,990       N/A           0
                              Brian Dombkowski                                               739,514       N/A           0
                              Jay Jacobs                                                     737,846       N/A           0
                              Amendment                                                      717,222    52,025      26,875
SMALL CAP FUND:                                         1,341,031     785,816      58.60%
                              Advisory Agreement                                             568,211    46,681      24,624
                              Subadvisory Agreement                                          561,605    52,068      25,841
                              Manager of Managers                                            540,468    72,897      26,151
Board of Directors:
                              Mary Avella                                                    716,801       N/A      69,015
                              Brian Dombkowski                                               717,471       N/A      68,345
                              Jay Jacobs                                                     720,011       N/A      65,805
                              Amendment                                                      690,334    68,819      26,660
                              Classification                                                 554,106    58,600      26,809
                              Investment Policy                                              555,116    53,695      30,704

EMBARCADERO FUNDS SHAREHOLDER MEETING RESULTS

FUND NAME                       PROPOSAL                  OUTSTANDING    TOTAL VOTED    PERCENT       FOR       AGAINST     ABSTAIN
-----------------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUND:                                         290,736        216,215      74.37%
                                ADVISORY AGREEMENT                                                   148,161     14,415      12,084
                                MANAGER OF MANAGERS                                                  145,452     17,244      11,964
Board of Directors:
                                MARY AVELLA                                                          189,974        N/A      26,240
                                BRIAN DOMBKOWSKI                                                     189,974        N/A      26,240
                                JAY JACOBS                                                           189,974        N/A      26,240
                                AMENDMENT                                                            186,055     16,506      13,843
POST-VENTURE FUND:                                           596,209        475,567      79.77%
                                ADVISORY AGREEMENT                                                   296,144     10,089      12,506
                                SUBADVISORY AGREEMENT                                                295,490     40,491      12,758
                                MANAGER OF MANAGERS                                                  286,349     20,476      11,914
Board of Directors:
                                MARY AVELLA                                                          448,816        N/A      26,751
                                BRIAN DOMBKOWSKI                                                     448,816        N/A      26,751
                                JAY JACOBS                                                           448,816        N/A      27,870
                                AMENDMENT                                                            440,703     21,200      13,661
                                CLASSIFICATION                                                       292,798     12,605      13,335
                                INVESTMENT POLICY                                                    290,784     15,321      12,633
TECHNOLOGY FUND:                                             328,450        248,849      75.76%
                                ADVISORY AGREEMENT                                                   145,023      9,779       9,821
                                SUBADVISORY AGREEMENT                                                142,996     11,810       9,819
                                MANAGER OF MANAGERS                                                  140,233     14,504       9,886
Board of Directors:
                                MARY AVELLA                                                          225,500        N/A      23,349
                                BRIAN DOMBKOWSKI                                                     225,500        N/A      23,349
                                JAY JACOBS                                                           225,500        N/A      23,349
                                AMENDMENT                                                            219,131     18,859      10,859
                                CLASSIFICATION                                                       141,689     12,829      10,106
                                INVESTMENT POLICY                                                    142,752     12,054       9,819
EMERGING GROWTH FUND:                                      4,633,815      3,622,046      78.17%
                                ADVISORY AGREEMENT                                                 2,601,168    312,467     207,335
                                SUBADVISORY AGREEMENT                                              2,663,333    243,877     213,761
                                MANAGER OF MANAGERS                                                2,471,923    442,307     206,740
Board of Directors:
                                MARY AVELLA                                                        3,153,347        N/A     468,699
                                BRIAN DOMBKOWSKI                                                   3,160,472        N/A     461,574
                                JAY JACOBS                                                         3,153,317        N/A     468,729
                                AMENDMENT                                                          2,941,872    445,460     234,709
                                CLASSIFICATION                                                     2,619,091    292,160     209,719
                                INVESTMENT POLICY                                                  2,646,285    260,465     214,218
VAN WAGONGER FUNDS CUMULATIVE:                             8,132,636      6,173,313      75.91%
Board of Directors:
                                MARY AVELLA                                                        5,501,155        N/A     671,986
                                BRIAN DOMBKOWSKI                                                   5,507,477        N/A     665,663
                                JAY JACOBS                                                         5,500,074        N/A     673,066
                                ARTICLES OF INCORPORATION                                          5,217,645    626,606     329,063

EMBARCADERO FUNDS DIRECTORS AND OFFICERS

The individuals listed below serve as directors and officers of the Funds. Each director serves until his successor is duly elected or until he resigns. Each of the directors oversees 5 funds. The mailing address of the directors and officers is 3 Embarcadero Center, Suite 1120, San Francisco, CA 94111.

Additional information about the Funds' directors is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-800-228-2121.

INDEPENDENT DIRECTORS                  PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------
Mary Avella                            Director, WTAS LLC, since 2008; Chief Financial Officer, Tano Capital, LLC,
Director                               2006 to 2008; West Coast Head of BISYS Alternative Investment Services,
Indefinite, until successor elected.   2005 to 2006; Vice President and Global Head of Tax and Fund Structuring,
Served as a Director since             HSBC Global Fund Services division, 2003 to 2004; Chief Financial Officer,
September 2008.                        Thomas Weisel Asset Management, 2002 to 2003.
Age: 44

Brian Dombkowski                       Co-Chief Investment Officer, Pacific Asset Partners, since 2006; Senior
Director                               Portfolio Manager and Chief Investment Officer (starting in 2001) for
Indefinite, until successor elected.   Midcap product class, RCM Capital Management, 1995 to 2005.
Served as a Director since
September 2008.
Age: 37

Greg Linn                              Proprietor, Ambullneo Vineyards, a producer of fine wines, since 2001.
Director
Indefinite, until successor elected.
Served as a Director since
January 2007
Age: 52

Edward C. Peterson                     Vice President, Peterson and Collins, Inc., a commercial, industrial and
Director                               single-family housing construction company, since 1977.
Indefinite, until successor elected.
Served as a Director since
January 2007.
Age: 54

EMBARCADERO FUNDS DIRECTORS AND OFFICERS

INTERESTED DIRECTOR                    PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------
Jay Jacobs                             President (since November 2008), Treasurer (since February 2009) and
Interested Director                    Interested Director of Embarcadero Funds, Inc. (since January 2008); Portfolio
Indefinite, until successor elected.   Manager of Embarcadero Alternative Strategies Fund, since November 2008;
Served as a Director since             Control Person of Van Wagoner Capital Management, since October 2008;
January 2008.                          Founder and Former Portfolio Manager, Crossover Venture Partners
Age: 50                                (long/short equity fund), July 2003 to December 2007; Founding Partner,
                                       Director of Sales, Portfolio Manager and Director of Asset Management,
                                       Thomas Weisel Partners, October 1998 to June 2003.

OFFICERS                               PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------
Jay Jacobs                             President (since November 2008) and Interested Director of Embarcadero
Interested Director                    Funds, Inc. (since January 2008); Portfolio Manager of Embarcadero
Indefinite, until successor elected.   Alternative Strategies Fund, since November 2008; Control Person of Van
Served as a Director since             Wagoner Capital Management, since October 2008; Founder and Former
January 2008.                          Portfolio Manager, Crossover Venture Partners (long/short equity hedge fund),
Age: 50                                July 2003 to December 2007; Founding Partner, Director of Sales and Director
                                       of Asset Management, Thomas Weisel Partners, October 1998 to June 2003.

Susan Freund                           Secretary and Chief Compliance Officer of the Funds, since April 2007; Chief
Secretary and Chief                    Compliance Officer of Husic Capital Management since, July 2008; President
Compliance Officer                     of the Funds from April 2007 to November 2008; Senior Counsel at Bank of
Indefinite, until successor elected.   the West, 2001 to 2007.
Served as Secretary and Chief
Compliance Officer since April 2007.
Age: 54

Shelly Vezzali                         Assistant Secretary (since November 2008) and Marketing Director of
Assistant Secretary                    Embarcadero Funds, Inc. (since April 2008); Director of Marketing and
Indefinite, until successor elected.   Client Services, Crossover Venture Partners (long/short equity fund),
Served as Assistant Secretary          January 2004 to December 2007; Asset Management Marketing Associate,
since November 2008.                   Thomas Weisel Partners, October 1999 to March 2003.
Age: 37

EMBARCADERO FUNDS ADDITIONAL INFORMATION FOR SHAREHOLDERS

PROXY VOTING POLICY AND VOTING RECORD

      The Adviser is responsible for exercising the voting rights associated with the securities held by the Alternative Strategies Fund. Husic is responsible for exercising the voting rights associated with the securities held by the All-Cap Growth Fund and the Small-Cap Growth Fund. A description of the policies and procedures used by the Adviser and Husic in fulfilling this responsibility is available without charge, upon request, by calling 1-800-228-2121. It is also available on the SEC's website at www.sec.gov.

      In addition, each Fund's complete proxy voting record for the 12 months ended June 30, 2008 is available without charge, upon request, by calling toll free 1-800-228-2121. It is also available on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

      The Funds file their complete Schedule of Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of the fiscal quarter. The Funds' Form N-Q is available on the SEC's website at www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds' Form N-Q is available, without charge, upon request, by calling toll free 1-800-228-2121.

[LOGO, EMBARCADERO FUNDS]

Please mail correspondence to:

Embarcadero Funds
P.O. Box 9682
Providence, RI 02940-9682

Express mail or overnight deliveries should be sent to:

Embarcadero Funds
101 Sabin Street
Pawtucket, RI 02860

embarcaderomutualfunds.com

1-800-228-2121

                            ADDRESS SERVICE REQUESTED

                               SIMPLIFY YOUR LIFE
                                 WITH LESS PAPER
                          WWW.EMBARCADERO.COM/EDELIVERY
                          SIGN UP FOR E-DELIVERY TODAY

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors has determined that it does not have an "audit committee financial expert" serving on its audit committee. While Registrant believes that each of the members of its audit committee has sufficient knowledge of accounting principles and financial statements to serve on the audit committee, none has the requisite experience to qualify as an "audit committee financial expert"; as such term is defined by the Securities and Exchange Commission.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are:

                              2008         $45,500
                              2007         $58,500

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2008 and $0 for 2007.

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $12,500 for 2008 and $15,000 for 2007. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2008 and $0 for 2007.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

       PRE-APPROVAL OF AUDIT AND PERMITTED NON-AUDIT SERVICES PROVIDED TO THE COMPANY

       The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Company by the Accountant, including the fees therefore. The Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section
       (B) shall be presented to the full Committee at each of its scheduled meetings.

       Pre-approval for a permitted non-audit service shall not be required if:
       (1) the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Company to the Accountant in the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Company at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee.

       Additionally, the Committee shall pre-approve the Accountant's engagements for non-audit services with the Adviser and any affiliate of the Adviser that provides ongoing services to the Company in accordance with the foregoing paragraph, if the engagement relates directly to the operations and financial reporting of the Company, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the Accountant by the Company, the Adviser and any affiliate of the Adviser that provides ongoing services to the Company during the fiscal year in which the services are provided that would have to be pre-approved by the Committee pursuant to this paragraph (without regard to this exception).

(e)(2) The percentage of services described in each of paragraphs (b) through
       (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2008 and $0 for 2007.

(h)    Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)    Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Embarcadero Funds, Inc.

By (Signature and Title)*  /s/ Jay Jacobs
                           -----------------------------------------------------
                           Jay Jacobs, Chief Executive Officer & Chief Financial Officer (principal executive officer)

Date  2/26/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Jay Jacobs
                           -----------------------------------------------------
                           Jay Jacobs, Chief Executive Officer & Chief Financial Officer (principal executive officer & principal financial officer)

Date  2/26/09

* Print the name and title of each signing officer under his or her signature.